Active/Passive Conservative Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Investment Companies (98.0%)	Shares/Par +	Value $ (000’s)
Commodities (1.5%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	18,984	409

Total		409

Domestic Equity (16.0%)
Invesco S&P 500 Equal Weight ETF	1,412	268
iShares Core S&P 500 ETF	747	500
iShares MSCI USA Value Factor ETF	2,210	277
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	299,613	443
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	94,342	445
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	402,018	451
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	62,367	196
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	130,711	199
Schwab U.S. REIT ETF	15,730	339
SPDR Dow Jones REIT ETF	3,453	346
SPDR Portfolio S&P 400 Mid Cap ETF	10,941	626
SPDR Portfolio S&P 600 Small Cap ETF	5,835	270

Total		4,360

Fixed Income (72.2%)
iShares Core U.S. Aggregate Bond ETF	71,727	7,191
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio £	2,815,772	2,827
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	6,171,702	6,789

Investment Companies (98.0%)	Shares/Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	648,047	673
SPDR Portfolio Long Term Treasury ETF	80,020	2,156

Total		19,636

Foreign Equity (8.3%)
Dimensional International Value ETF	2,987	138
iShares Core MSCI EAFE ETF	4,421	386
iShares Core MSCI Emerging Markets ETF	220	14
iShares MSCI International Quality Factor ETF	4,623	204
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	421,275	517
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	317,683	645
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	161,652	354

Total		2,258

Total Investment Companies (Cost: $26,645)		26,663

Short-Term Investments (1.0%)
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	5,290	269

Total		269

Total Short-Term Investments (Cost: $268)		269

Total Investments (99.0%) (Cost: $26,913)@		26,932

Other Assets, Less Liabilities (1.0%)		276

Net Assets (100.0%)		27,208

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $26,913 and the net unrealized appreciation of investments based on that cost was $19 which is comprised of $357 aggregate gross unrealized appreciation and $338 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.

Active/Passive Conservative Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$26,663	$—	$—
Short-Term Investments	269	—	—

Total Assets:	$26,932	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Portfolio	Value at Beginning of Period	Purchases	Sales	Value at 9/30/2025	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 9/30/2025
	(amount in thousands)
Domestic Equity	$–	$464	$–	$443	$(21)	$–	$8	$38	300
Emerging Markets	–	499	52	517	64	6	6	–	421
Focused Appreciation	–	474	–	445	(29)	–	–	56	94
International Equity	–	623	–	645	22	–	15	6	318
International Growth	–	356	–	354	(2)	–	3	13	162
Large Cap Blend	–	468	–	451	(17)	–	2	51	402
Mid Cap Growth Stock	–	219	–	196	(23)	–	–	31	62
Mid Cap Value	–	205	–	199	(6)	–	5	13	131
Multi-Sector Bond	–	2,898	–	2,827	(71)	–	149	–	2,816
Select Bond	–	6,941	–	6,789	(152)	–	288	–	6,172
Short-Term Bond	–	692	–	673	(19)	–	27	–	648

	$–	$13,839	$52	$13,539	$(254)	$6	$503	$208	11,525

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand